Fair Value Measurements - Schedule of July Investment Agreement Derivative and CPU Share Allocation Obligations (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Jun. 30, 2026 USD ($)
July Investment Agreement Derivative [Member] | Expected Business Combination date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurements assumptions		January 5, 2026
July Investment Agreement Derivative [Member] | Remaining term (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurements assumptions		0.01
July Investment Agreement Derivative [Member] | Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurements assumptions		3.7
July Investment Agreement Derivative [Member] | CCC credit rating [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurements assumptions		15.7
July Investment Agreement Derivative [Member] | Present value factor [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurements assumptions		1
July Investment Agreement Derivative [Member] | Probability of Business Combination close [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurements assumptions		90
July Investment Agreement Derivative [Member] | Market adjustment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurements assumptions	[1]	45.5
July Investment Agreement Derivative [Member] | Expected Company fully diluted ownership of New EM [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurements assumptions		96.5
July Investment Agreement Derivative [Member] | Additional share allocation percentages [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurements assumptions		10
CPU Share Allocation Obligations [Member] | Expected Business Combination date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurements assumptions		January 5, 2026
CPU Share Allocation Obligations [Member] | Remaining term (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurements assumptions		0.01
CPU Share Allocation Obligations [Member] | Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurements assumptions		3.7
CPU Share Allocation Obligations [Member] | Present value factor [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurements assumptions		1
CPU Share Allocation Obligations [Member] | Probability of Business Combination close [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurements assumptions
CPU Share Allocation Obligations [Member] | Market adjustment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurements assumptions	[1]	45.5
CPU Share Allocation Obligations [Member] | Expected Company fully diluted ownership of New EM [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurements assumptions		96.5
CPU Share Allocation Obligations [Member] | Additional share allocation percentages [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurements assumptions		11.28
Convertible Debentures [Member] | Remaining term (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurements assumptions			1.36
Convertible Debentures [Member] | Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurements assumptions			4
Convertible Debentures [Member] | Principal outstanding [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurements assumptions (in Dollars)			$ 20,000,000
Convertible Debentures [Member] | Company common stock price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurements assumptions			6.61
Convertible Debentures [Member] | Equity volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurements assumptions			81.2
Convertible Debentures [Member] | Discount rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurements assumptions			21.3
Convertible Debentures [Member] | Payment Premium [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurements assumptions			5

[1]	Market adjustment inherently considers probability of Business Combination close and post Business Combination close price movements to the New EM common share price per share.